Average Annual Total Returns - FidelityInternationalSmallCapFund-RetailPRO - FidelityInternationalSmallCapFund-RetailPRO - Fidelity International Small Cap Fund	Dec. 30, 2022
Fidelity International Small Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.45%
Past 5 years	11.07%
Past 10 years	11.45%
Fidelity International Small Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.37%
Past 5 years	10.13%
Past 10 years	10.29%
Fidelity International Small Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.05%
Past 5 years	8.74%
Past 10 years	9.23%
F2152
Average Annual Return:
Past 1 year	13.05%
Past 5 years	11.34%
Past 10 years	9.64%
F2151
Average Annual Return:
Past 1 year	13.05%
Past 5 years	11.34%
Past 10 years	10.55%